Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Deferred revenue
Current portion	$ 39,965	¥ 257,692	¥ 220,140
Non-current portion	204,907	1,321,239	1,099,399
Total current and non-current deferred revenue	244,872	1,578,931	1,319,539
Payments by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	15,022	96,857	87,296
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	$ 229,850	¥ 1,482,074	¥ 1,232,243